Loan Servicing - Mortgage servicing rights measured using Amortization Method with Aggregate activity in related valuation allowances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation allowances
Balance at beginning of year	$ 56,969	$ 73,392
Balances at end of year	47,354	56,969
Mortgage servicing assets, net	597,713	632,634
Mortgage servicing rights
Mortgage servicing rights
Balance, beginning of year	689,603	746,968
Additions	73,650	53,859
Amortization	(118,186)	(111,224)
Balance at end of year	645,067	689,603
Valuation allowances
Balance at beginning of year	$ 56,969	$ 73,392
Additions due to decreases in market value
Reduction due to increases in market value
Reduction due to payoff of loans	$ (9,615)	$ (16,423)
Balances at end of year	47,354	56,969
Mortgage servicing assets, net	597,713	632,634
Fair value disclosures
Fair value as of the beginning of the period	979,699	1,120,000
Fair value as of the end of the period	$ 870,619	$ 979,699